American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES II FUND

Supplement dated January 5, 2007 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAMS ON PAGE 11.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

STAFFORD SOUTHWICK

Mr. Southwick, Portfolio Manager, has been a member of the team that manages New
Opportunities II since joining American Century in June 2001 as an investment analyst. He became a portfolio manager in April 2006. He has a bachelor's degree in accounting from Southern Utah University and an MBA from the University of
Texas at Austin. He is a CFA charterholder.

MATTHEW FERRETTI

Mr. Ferretti, Portfolio Manager, rejoined the team that manages New
Opportunities II in July 2006. He joined American Century in July 2002 as an investment analyst for the fund. In May 2006, he became a senior investment analyst for the Select fund. He became a portfolio manager for New Opportunities
II in July 2006. Prior to joining American Century, Mr. Ferretti was a portfolio manager at Teacher Retirement System of Texas. He has a bachelor's degree from the University of Notre Dame, a JD from Villanova University and an MBA from the
University of Texas. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53121 0701

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES FUND

Supplement dated January 5, 2007 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 9.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

STAFFORD SOUTHWICK

Mr. Southwick, Portfolio Manager, has been a member of the team that manages New
Opportunities II since joining American Century in June 2001 as an investment analyst. He became a portfolio manager in April 2006. He has a bachelor's degree in accounting from Southern Utah University and an MBA from the University of
Texas at Austin. He is a CFA charterholder.

MATTHEW FERRETTI

Mr. Ferretti, Portfolio Manager, rejoined the team that manages New
Opportunities II in July 2006. He joined American Century in July 2002 as an investment analyst for the fund. In May 2006, he became a senior investment analyst for the Select fund. He became a portfolio manager for New Opportunities
II in July 2006. Prior to joining American Century, Mr. Ferretti was a portfolio manager at Teacher Retirement System of Texas. He has a bachelor's degree from the University of Notre Dame, a JD from Villanova University and an MBA from the
University of Texas. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53122 0701

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

SELECT FUND

SUPPLEMENT DATED JANUARY 5, 2007 * Prospectus dated March 1, 2006

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAMS ON PAGE 11.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

KEITH LEE

Mr. Lee, Portfolio Manager, has been a member of the team since October 2001. He initially joined American Century in August 1998 and rejoined in October 2001 as a senior investment analyst. He became a portfolio manager in June 2003. He has a bachelor of science in industrial engineering from Columbia University. He is a CFA charterholder.

MICHAEL LI

Dr. Li, Portfolio Manager, has been a member of the team since July 2003. He joined American Century in February 2002 as an investment analyst and became a portfolio manager in February 2006. Before joining American Century, he attended the Wharton School of Business, University of Pennsylvania, where he obtained his MBA. He also has a bachelor of science from the University of Science and
Technology of China and a PhD from the University of Michigan.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53123 0701

American Century Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

BALANCED FUND * CAPITAL GROWTH FUND * CAPITAL VALUE FUND * FOCUSED GROWTH FUND
FUNDAMENTAL EQUITY FUND * GIFTRUST® FUND * GROWTH FUND * HERITAGE FUND
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND * NEW OPPORTUNITIES FUND
NEW OPPORTUNITIES II FUND * NT GROWTH FUND * NT VISTA(SM) FUND * SELECT FUND
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND * ULTRA® FUND
VEEDOT® FUND * VISTA(SM) FUND

Supplement  dated  January 5, 2007 * Statement of Additional  Information  dated
October 13, 2006

THE FOLLOWING REPLACES The Other Accounts Managed Information ON PAGES 58 AND
59.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                   REGISTERED                         OTHER ACCOUNTS
                                   INVESTMENT                         (E.G., SEPARATE
                                   COMPANIES                          ACCOUNTS AND
                                   (E.G., OTHER     OTHER POOLED      CORPORATE
                                   AMERICAN         INVESTMENT        ACCOUNTS
                                   CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                                   AND AMERICAN     COMMINGLED        INCUBATION
                                   CENTURY -        TRUSTS AND        STRATEGIES AND
                                   SUBADVISED       529 EDUCATION     CORPORATE
                                   FUNDS)           SAVINGS PLANS)    MONEY)
-------------------------------------------------------------------------------------
Growth
-------------------------------------------------------------------------------------
Gregory J.      Number of Other    7                0                 3
Woodhams        Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other    $4,444,402,315   N/A               $119,199,093
                Accounts Managed
-------------------------------------------------------------------------------------
E. A. Prescott  Number of Other    3                0                 3
LeGard          Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other    $831,483,330     N/A               $119,199,093
                Accounts Managed
-------------------------------------------------------------------------------------
Heritage
-------------------------------------------------------------------------------------
David M.        Number of Other    2                0                 0
Rose            Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other    $1,230,726,532   N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------
Kurt R.         Number of Other    2                0                 0
Stalzer         Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other    $1,230,726,532   N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------
New Opportunities
-------------------------------------------------------------------------------------
Matthew         Number of Other    1                0                 0
Ferretti(1)     Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other    $114,029,365     N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------
Stafford        Number of Other    1                0                 0
Southwick(2)    Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other    $114,504,071     N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. FERRETTI BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON JULY 1, 2006. INFORMATION IS PROVIDED AS OF JULY 12,
     2006.

(2)  MR. SOUTHWICK BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON APRIL 1, 2006. INFORMATION IS PROVIDED AS OF APRIL 1,
     2006.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                    REGISTERED                          OTHER ACCOUNTS
                                    INVESTMENT                          (E.G., SEPARATE
                                    COMPANIES                           ACCOUNTS AND
                                    (E.G., OTHER      OTHER POOLED      CORPORATE
                                    AMERICAN          INVESTMENT        ACCOUNTS
                                    CENTURY FUNDS     VEHICLES (E.G.,   INCLUDING
                                    AND AMERICAN      COMMINGLED        INCUBATION
                                    CENTURY -         TRUSTS AND        STRATEGIES AND
                                    SUBADVISED        529 EDUCATION     CORPORATE
                                    FUNDS)            SAVINGS PLANS)    MONEY)
---------------------------------------------------------------------------------------
New Opportunities II
---------------------------------------------------------------------------------------
Matthew          Number of Other    1                 0                 0
Ferretti(1)      Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $259,545,107      N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------
Stafford         Number of Other    1                 0                 0
Southwick(2)     Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $274,858,936      N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------
NT Growth(3)
---------------------------------------------------------------------------------------
Gregory J.       Number of Other    8                 0                 3
Woodhams         Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $9,794,623,329    N/A               $134,259,345
                 Accounts Managed
---------------------------------------------------------------------------------------
E.A. Prescott    Number of Other    4                 0                 3
LeGard           Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $5,821,020,595    N/A               $134,259,345
                 Accounts Managed
---------------------------------------------------------------------------------------
NT Vista(3)
---------------------------------------------------------------------------------------
Glenn            Number of Other    8                 0                 1
Fogle            Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $7,052,458,009    N/A               $30,699,952
                 Accounts Managed
---------------------------------------------------------------------------------------
David            Number of Other    8                 0                 1
Hollond          Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $7,052,458,009    N/A               $30,699,952
                 Accounts Managed
---------------------------------------------------------------------------------------
Select
---------------------------------------------------------------------------------------
Keith Lee        Number of Other    1                 0                 0
                 Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $435,618,606      N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------
Michael Li(4)    Number of Other    1                 0                 0
                 Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $433,736,823      N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------
Ultra
---------------------------------------------------------------------------------------
Wade             Number of Other    1                 0                 0
Slome            Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $259,364,324      N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------
Thomas           Number of Other    2                 0                 0
Telford(5)       Accounts Managed
                 ----------------------------------------------------------------------
                 Assets in Other    $1,587,618,801    N/A               N/A
                 Accounts Managed
---------------------------------------------------------------------------------------

(1)  MR. FERRETTI BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON JULY 1, 2006. INFORMATION IS PROVIDED AS OF JULY 12,
     2006.

(2)  MR. SOUTHWICK BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON APRIL 1, 2006. INFORMATION IS PROVIDED AS OF APRIL 1,
     2006.

(3)  THE FUND'S INCEPTION DATE WILL BE MAY 12, 2006. THE FUND'S INFORMATION
     IS PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

(4)  DR. LI BECAME A PORTFOLIO MANAGER FOR SELECT ON FEBRUARY 1, 2006.
     INFORMATION IS PROVIDED AS OF FEBRUARY 10, 2006.

(5)  MR. TELFORD BECAME A PORTFOLIO MANAGER FOR ULTRA ON JUNE 30, 2006.
     INFORMATION IS PROVIDED AS OF JULY 12, 2006.

THE FOLLOWING REPLACES The Ownership of Securities Information ON PAGE 63.

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Giftrust
  David M. Rose(1)                    A
--------------------------------------------------------------------------------
  Kurt R. Stalzer(1)                  A
--------------------------------------------------------------------------------
Growth
  Gregory J. Woodhams                 E
--------------------------------------------------------------------------------
  E.A. Prescott LeGard                F
--------------------------------------------------------------------------------
Heritage
  David M. Rose                       E
--------------------------------------------------------------------------------
  Kurt R. Stalzer                     D
--------------------------------------------------------------------------------
New Opportunities
  Matthew Ferretti(2)                 C
--------------------------------------------------------------------------------
  Stafford Southwick(3)               C
--------------------------------------------------------------------------------
New Opportunities II
  Matthew Ferretti(1)(2)              A
--------------------------------------------------------------------------------
  Stafford Southwick(3)               C
--------------------------------------------------------------------------------
Select
  Keith Lee                           E
--------------------------------------------------------------------------------
  Michael Li(5)                       B
--------------------------------------------------------------------------------
Ultra
  Wade Slome                          E
--------------------------------------------------------------------------------
  Thomas Telford(6)                   E
--------------------------------------------------------------------------------
Veedot
  John Small Jr.                      E
--------------------------------------------------------------------------------
Vista
  Glenn Fogle                         E
--------------------------------------------------------------------------------
  David Hollond                       E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

(2)  MR. FERRETTI BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON JULY 1, 2006. INFORMATION IS PROVIDED AS OF JULY 12,
     2006.

(3)  MR. SOUTHWICK BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON APRIL 1, 2006. INFORMATION IS PROVIDED AS OF APRIL 1,
     2006.

(4)  MR. BRADLEY BECAME A PORTFOLIO MANAGER FOR SELECT ON APRIL 1, 2006.
     INFORMATION IS PROVIDED AS OF APRIL 10, 2006.

(5)  DR. LI BECAME A PORTFOLIO MANAGER FOR SELECT ON FEBRUARY 1, 2006.
     INFORMATION IS PROVIDED AS OF FEBRUARY 10, 2006.

(6)  MR. TELFORD BECAME A PORTFOLIO MANAGER FOR ULTRA ON JUNE 30, 2006.
     INFORMATION IS PROVIDED AS OF JULY 12, 2006.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-53132 0701